Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the year	$ (25,270,714)	$ (12,931,794)	$ (15,299,251)
Items not affecting cash:
Amortization and depreciation	1,679,839	1,754,957	1,142,165
Bad debt expense	6,926	47,526	86,103
(Gain) loss on valuation of inventory	230,312	(161,450)	813,205
Loss (income) due to water damage		(454,636)	544,967
Impairment of fair value of investment	1,300,000
Impairment of intangibles	279,828
Gain on settlement of derivative	(3,723,827)
Fair value changes on derivatives	6,433,860	1,517,389	(3,450,952)
Interest expense, net of repayments	72,383	16,637	35,678
Foreign exchange	(10,366)	(46,249)	22,872
Transaction costs	1,487,800	99,529	1,398,598
Share based payments	283,301	930,564	2,888,704
Shares issued to supplier	34,286
Change in non-cash working capital (Note 25)	2,112,717	884,767	(2,035,069)
Net cash used in operating activities	(15,083,655)	(8,342,760)	(13,852,980)
Investing activities
Repayment of long-term deposit	(35,049)		17,982
Intangible asset additions	(2,004,088)	(2,271,060)	(3,405,862)
Investment in securities	(1,300,000)
Equipment additions	(18,378)	(3,737)	(14,220)
Acquisition of ClearRF			(159,905)
Net cash used in investing activities	(3,357,515)	(2,274,797)	(3,562,005)
Financing activities
Lease payments	(323,780)	(326,041)	(278,381)
Loans from Financial Institutions	1,945,068	89,298	(27,159)
Sale of future receipts	220,536	1,467,899
Convertible debt issued, net of repayments			(4,000,000)
Proceeds on share issuance		5,780,750	24,067,763
Redemption of Class C preferred shares	(353,000)
Issuance of warrants, preferred shares and common shares	15,604,962
proceeds from exercise of prefunded warrants	153,646
Transaction costs	(1,487,800)
Proceeds on shares issued from Exercised Put Options	1,964,497
Share issuance costs		(1,017,891)	(2,258,167)
Exercise of warrants		3,608,571	61,950
Net cash from financing activities	17,724,129	9,602,586	17,566,006
Effect of foreign exchange on cash			142,979
Change in cash and restricted cash for the year	(717,041)	(1,014,971)	294,000
Cash and restricted cash, beginning of year	898,771	1,913,742	1,619,742
Cash and restricted cash, end of year	$ 181,730	$ 898,771	$ 1,913,742